Capital Stock - Stock Units (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	May 07, 2013
Class of Stock [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 3,100,000,000
Payments to Acquire Businesses, Gross	$ 3,800,000,000
Number Of Undesignated Shares Available (in shares)	423.0
Preferred Class A [Member]
Class of Stock [Line Items]
Number of authorized Class A voting preferred stock (in shares)	8.0
Number of authorized Class A voting preferred stock, par value per share (in dollars per shares)	$ 0.01